Net claims and benefits incurred for life insurance contracts and others (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [abstract]
Summary of Net Claims and Benefits Incurred for Life Insurance Contracts and Others
This caption is comprised of the following:

	Gross claims and benefits			Ceded claims and benefits			Net insurance claims and benefits
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance
Annuities	(619,342)	(573,884)	(332,513)	—	—	—	(619,342)	(573,884)	(332,513)
Group life	(45,964)	(48,213)	(41,110)	3,792	2,864	2,582	(42,172)	(45,349)	(38,528)
Individual life	(8,010)	(7,539)	(2,666)	3,145	1,410	518	(4,865)	(6,129)	(2,148)
Retirement, disability and survival	(32,496)	(215,217)	(33,120)	(747)	122,976	12,262	(33,243)	(92,241)	(20,858)
Others	(1,656)	(1,710)	(3,282)	65	85	3,386	(1,591)	(1,625)	104
General insurance	(20,879)	(16,829)	(18,483)	(213)	25	150	(21,092)	(16,804)	(18,333)

	(728,347)	(863,392)	(431,174)	6,042	127,360	18,898	(722,305)	(736,032)	(412,276)